Leases - Additional Information (Details) $ in Billions	12 Months Ended
	Dec. 31, 2017 Center	Dec. 31, 2015 USD ($)
Leases
Capital lease obligations | $		$ 0.3
Retail and mail order locations, distribution centers and corporate offices
Leases
Number of distribution centers leased | Center	13
Retail and mail order locations, distribution centers and corporate offices | Minimum
Leases
Non-cancelable operating leases, initial term (in years)	15 years
Retail and mail order locations, distribution centers and corporate offices | Maximum
Leases
Non-cancelable operating leases, initial term (in years)	25 years
Equipment and other assets | Minimum
Leases
Non-cancelable operating leases, initial term (in years)	3 years
Equipment and other assets | Maximum
Leases
Non-cancelable operating leases, initial term (in years)	10 years